Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Schedule of gross tax assets and liabilities

	2022	2023
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	60,002	76,572
- Other temporary differences	1,161	366
	61,163	76,938
The deferred tax liabilities comprise temporary differences attributable to:
- Others	—	(9)
	—	(9)

Schedule of deferred tax assets and liabilities by recovery period

	2022	2023
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	61,163	76,938
	61,163	76,938
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	—	(9)

Summary of gross movement on deferred income tax accounts

	2022	2023
	RMB’000	RMB’000
At 1 January	45,480	61,163
Disposal of subsidiaries (Note 30)	(5,292)	(6)
Credited to consolidated statement of comprehensive income	21,375	16,136
Translation adjustment	(400)	(364)
At 31 December	61,163	76,929

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2022	43,323	2,442	45,765
Disposal of a subsidiary (Note 30)	(5,292)	—	(5,292)
Credited to consolidated statement of comprehensive income	22,371	(1,281)	21,090
	(400)	—	(400)
At 31 December 2022 and 1 January 2023	60,002	1,161	61,163
Disposal of subsidiaries (Note 30)	(6)	—	(6)
Credited to consolidated statement of comprehensive income	16,941	(796)	16,145
Translation adjustment	(364)	—	(364)
At 31 December 2023	76,572	366	76,938

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2022	285	—	285
Credited to consolidated statement of comprehensive income	(285)	—	(285)
At 31 December 2022 and 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023	(9)	—	(9)

Summary of unrecognized tax losses by expiry period

	2022	2023
	RMB’000	RMB’000
Tax loss expiring within 5 years	103,988	78,783